June 22, 2016

DREYFUS AND BNY MELLON MONEY MARKET FUNDS

Supplement to Current Statements of Additional Information

Notwithstanding anything in this statement of additional information, the funds are limited to investing in high quality securities that Dreyfus has determined present minimal credit risks.

MMF-SAISTK-0616